Consolidated Balance Sheets (CNY) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	2,289,482	1,867,248
Restricted cash	112,593	43,612
Notes receivable	254,422	119,824
Accounts receivable from third party customers, net	944,036	339,524
Accounts receivable from related party customers, net	1,597	0
Inventories, net	1,349,329	641,140
Advances to third party suppliers, net	493,915	372,394
Advances to related party suppliers, net	111,714	50,889
Other current assets	740,770	202,221
Deferred tax assets	44,892	24,443
Assets of discontinued operations	75,478	0
Total current assets	6,418,228	3,661,295
Property and equipment, net	3,170,721	1,724,442
Intangible asset, net	14,332	11,957
Deferred tax asset	41,975	25,775
Advances to third party suppliers, net	1,606,680	1,716,699
Advances to related party suppliers, net	46,498	118,722
Prepayment for land use rights	195,490	49,517
Derivative assets	14,591	10,521
Deferred issuance cost	110,868	143,242
Total assets	11,619,383	7,462,170
Current liabilities:
Short-term bank borrowings	0	10,000
Accounts payable to third parties	918,079	315,803
Accounts payable to related parties	118,337	52,060
Tax payables	114,184	3,992
Advances from third party customers	480,888	53,860
Advances from related party customers	3,570	0
Other payables to third parties	192,004	80,591
Share-based compensation liability	0	16,264
Payroll and welfare payable	115,607	59,208
Accrued expenses	61,876	21,113
Interest payable	8,500	10,129
Amounts due to related parties	174	6,208
Other current liabilities	29,808	0
Liabilities of discontinued operations	615	0
Total current liabilities	2,043,642	629,228
Accrued warranty cost	31,277	5,931
Other long-term liabilities	47,959	16,383
Long-term bank borrowings	1,520,000	680,000
Convertible notes	1,230,175	1,171,438
Embedded derivatives	66,174	136,632
Total liabilities	4,939,227	2,639,612
Commitments and Contingencies
Shareholders' equity:
Ordinary shares (US$0.0001 par value; 493,480,000 shares authorized, 169,018,420 and 169,976,270 shares issued and outstanding as of December 31, 2009 and December 31, 2010)	134	134
Additional paid-in capital	4,680,133	4,583,808
Statutory reserves	397,486	211,202
Retained earnings	1,604,493	35,426
Accumulated other comprehensive loss	(2,090)	(8,012)
Total shareholders' equity	6,680,156	4,822,558
Total liabilities and shareholders' equity	11,619,383	7,462,170